Other Payables and Accrued Expenses (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current portion:
Other tax payables	¥ 9,004	¥ 14,994
Other payable to suppliers	8,578	8,915
Accrued marketing expense -loyalty points	3,547	4,643
Professional fees	5,092	6,211
Advances from the insured	2,892	3,251
Interest payable	48	746
Deposits	352	258
Payable for asset acquisition	910
Withholding social security costs and housing benefits	1,196	14,717
Deferred Income	1,429	2,395
Others	1,802	2,121
Total current portion	¥ 34,850	¥ 58,251